Q. EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

On August 1, 2000, the Company established a 401(k) profit sharing plan covering employees meeting certain age and service requirements. The plan provides for discretionary Company contributions to be allocated based on the employee’s eligible contributions. The Company made no contributions to the 401(k) plan for the years ended December 31, 2013, 2012 and 2011.

Employees of Global participate in a state-mandated social security program in China. Under this program, pension costs are recorded on the basis of required monthly contributions to employees’ individual accounts during their service periods. Under the regulations of the People’s Republic of China, Global is required to make fixed contributions to a fund, which is under the administration of the local labor departments. Employees of AOI—Taiwan participate in a pension program under the Taiwan Labor Pension Act. Pension expense for Global was $384,000, $244,000 and $206,000 in 2013, 2012 and 2011, respectively. Pension expense for AOI—Taiwan was $203,000, $168,000 and $123,000 in 2013, 2012 and 2011, respectively.